Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redemption per share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	53,340,636	53,340,636
Redeemable convertible preferred stock, shares issued	0	36,756,498	36,756,498
Redeemable convertible preferred stock, shares outstanding	0	36,756,498	36,756,498
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	56,593,539
Common stock, shares issued	21,725,817	4,901,564
Common stock, shares outstanding	21,725,817	4,901,564
CLARUS THERAPEUTICS [Member]
Common stock, shares authorized		56,593,539	56,593,539
Common stock, shares issued		870,263	870,263
Common stock, shares outstanding		870,263	870,263